Finishing Touches Home Goods Inc.

3420 E. Shea Boulevard, Suite 200

Phoenix, AZ 85028

May 17, 2011

U.S. Securities & Exchange Commission

Division of Corporate Finance

100 F Street NE

Washington, D.C. 20549-3561

Attn:   Mr. Mark P. Shuman, Legal Branch Chief

Re:      Finishing Touches Home Goods Inc.

            Amendment #1 to the Form S-1

            Filed April 29, 2011

            File No. 333-172440

Dear Mr. Shuman,

Further to your letter dated May 13, 2011 concerning the deficiencies in the amendment #1 to our registration statement on Form S-1, we provide the following responses:

              Prospectus Summary, page 1

1.             You state that you expect to earn approximately $120,000 from your business activities over the next 12 months. Please replace the word “earn” with the phrase “generate revenues.” Also, please clarify whether the $110,000 of estimated expenses for that period includes your estimate of the expenses you will incur in discharging your reporting and other obligations as a public company.

We have amended our disclosure as required. The estimated expenses of $110,000 include the expenses we estimate to incur as a result of being a public company.

              Risk Factors

              We Will Incur Increased Costs as a Result of Being a Public Company, page 5

2.             Please provide a separate caption that relates to the portions of this paragraph that discuss evaluations of effectiveness of your internal controls over financial reporting and Section 404 of Sarbanes-Oxley Act. Also, expand the information to indicate that you will not be required to conduct the evaluation until the end of the fiscal year reported upon in your second annual report on Form 10-K. Indicate that so long as you remain a smaller reporting company, you will not be required to obtain the auditor attestation of management’s evaluation of internal controls over financial reporting. In your response letter, please explain why you refer to a report on internal controls from your independent auditors. Even if you currently intend to obtain and disclose such reports, any references in the prospectus should indicate that you are not currently required to obtain such reports from your auditors, will not be required to obtain them for so long as you are a smaller reporting company, and that should you voluntarily obtain and disclose such reports, you could continue doing so at your discretion, so long as you remain a smaller reporting company.

We have amended our disclosure as required. The reference to a report on internal controls was included erroneously and has been removed.

              The Company is Subject to the 15(d) Reporting Requirements . . . , page 6

3.            You state that at a minimum you will be required to file reports in the fiscal year that your registration statement is declared effective. Please revise to clarify that you will be required to file the annual report on Form 10-K for the fiscal year during which your registration statement is declared effective. That filing obligation will generally apply even if your reporting obligations have been suspended automatically under Section 15(d) of the Exchange Act prior to the due date for the Form 10-K.

                        We have amended our disclosure as required.

4.              With respect to your statements indicating that as a Section 15(d) registrant you will not be required to prepare proxy or information statements, please be aware of the supplemental information that is required to be furnished with reports filed pursuant to Section 15(d), as described in Form 10-K. In your response letter, please confirm that to the extent you prepare proxy statements, forms of proxy or other proxy soliciting material while you are required to report by Section 15(d), you intend to submit such materials supplementally, and that if no such materials are prepared you will provide a statement to that effect, consistent with the requirements of that form.

          We confirm that we intend to submit supplemental materials such as proxy statements, forms of proxy or other proxy soliciting material to the Commission with reports filed pursuant to Section 15(d). If no such materials have been sent to security holders, we will furnish a statement to that effect with the report and shall furnish copies of such material to the Commission when it is sent to security holders.

         Executive Compensation, page 28

5.             Please delete the information for 2011 from the table, as the information you added for the current year concerns a partial period that is not comparable to the data for the most recently completed fiscal year. You may supplement the 2010 fiscal year information provided in the table with text or footnotes that discuss the extent to which compensation for periods subsequent to October 31, 2010, or your current compensation program, varies from the executive compensation in the most recent fiscal year.

We have deleted the information for 2011 from the Executive Compensation table on page 28.

Best regards,

/s/ Nikolay Koval

Nikolay Koval

President

Finishing Touches Home Goods Inc.